Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 452	SFr 430	SFr 370	SFr 882	SFr 737
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	97	94	106	191	163
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	83	77	42	160	94
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	122	108	92	230	201
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	150	151	130	301	278
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 0	SFr 0	SFr 0	0	1
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation				846	715
Bank | Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				173	157
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation				156	92
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				223	195
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				294	270
Bank | Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 0	SFr 1